Consolidated Statements of Shareholders' Equity (10K) - USD ($) $ in Thousands	Series A Convertible Preferred Stock	Common Stock	Accumulated Deficit	Total
Balance (As Reported) at Jun. 30, 2013	$ 3,138	$ 221,383	$ (201,143)	$ 23,378
Balance (Cumulative impact of prior period revisions (See Note 19 of the Notes to Consolidated Financial Statements))
Balance at Jun. 30, 2013	$ 3,138	$ 221,383	(201,143)	$ 23,378
Balance (in shares) (As Reported) at Jun. 30, 2013	442,968	33,284,232		35,514,685
Balance (in shares) (Cumulative impact of prior period revisions (See Note 19 of the Notes to Consolidated Financial Statements))	2,095	62,661
Balance (in shares) at Jun. 30, 2013	445,063	33,346,893		35,602,123
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants		$ 2,362		$ 2,362
Exercise of warrants (in shares)		2,090,226
Stock based compensation 2010 Stock Incentive Plan		$ 6		$ 6
Stock based compensation 2010 Stock Incentive Plan (in shares) | As Reported				6,668
Stock based compensation 2010 Stock Incentive Plan (in shares)		3,334		3,334
Stock based compensation 2011 Stock Incentive Plan		$ 17		$ 17
Stock based compensation 2012 Stock Incentive Plan		$ 279		$ 279
Stock based compensation 2012 Stock Incentive Plan (In shares) | As Reported
Stock based compensation 2012 Stock Incentive Plan (In shares)		158,505		158,505
Stock based compensation 2013 Stock Incentive Plan		$ 227		$ 227
Stock based compensation 2013 Stock Incentive Plan (in shares) | As Reported				131,203
Stock based compensation 2013 Stock Incentive Plan (in shares)		55,810		55,810
Retirement of common stock		$ (89)		$ (89)
Retirement of common stock (in shares) | As Reported				(49,311)
Retirement of common stock (in shares)		(52,645)		(52,645)
Excess tax benefits from stock-based compensation		$ 25		$ 25
Net income (loss)			27,531	27,531
Balance at Jun. 30, 2014	$ 3,138	$ 224,210	(173,612)	$ 53,736
Balance (in shares) (As Reported) at Jun. 30, 2014				35,514,685
Balance (in shares) at Jun. 30, 2014	445,063	35,602,123		35,602,123
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation 2011 Stock Incentive Plan		$ 1		$ 1
Stock based compensation 2012 Stock Incentive Plan		$ 52		$ 52
Stock based compensation 2012 Stock Incentive Plan (In shares) | As Reported				88,991
Stock based compensation 2012 Stock Incentive Plan (In shares)		33,698		33,698
Stock based compensation 2013 Stock Incentive Plan		$ 293		$ 293
Stock based compensation 2013 Stock Incentive Plan (in shares) | As Reported				165,463
Stock based compensation 2013 Stock Incentive Plan (in shares)		159,741		159,741
Stock based compensation 2014 Stock Incentive Plan		$ 370		$ 370
Retirement of common stock		$ (62)		$ (62)
Retirement of common stock (in shares) | As Reported				(31,899)
Retirement of common stock (in shares)		(31,899)		(31,899)
Excess tax benefits from stock-based compensation		$ 10		$ 10
Net income (loss)			(1,089)	(1,089)
Balance at Jun. 30, 2015	$ 3,138	$ 224,874	(174,701)	$ 53,311
Balance (in shares) (As Reported) at Jun. 30, 2015				35,747,242
Balance (in shares) at Jun. 30, 2015	445,063	35,763,663		35,763,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants issued in conjunction with Line of Credit Agreement		$ 52		$ 52
Reclass of fair value of warrant liability upon exercise of warrants		2,914		2,914
Exercise of warrants		$ 4,918		4,918
Exercise of warrants (in shares)		1,887,325
Stock based compensation 2013 Stock Incentive Plan		$ 513		513
Stock based compensation 2013 Stock Incentive Plan (in shares)		172,207
Stock based compensation 2014 Stock Incentive Plan		$ 336		336
Stock based compensation 2014 Stock Incentive Plan (in shares)		12,785
Retirement of common stock		$ (213)		(213)
Retirement of common stock (in shares)		(52,536)
Net income (loss)			(6,806)	(6,806)
Balance at Jun. 30, 2016	$ 3,138	$ 233,394	(181,507)	55,025
Balance (in shares) at Jun. 30, 2016	445,063	37,783,444
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclass of fair value of warrant liability upon exercise of warrants		$ 5,229		5,229
Exercise of warrants		$ 6,193		6,193
Exercise of warrants (in shares)		2,401,408
Stock based compensation 2010 Stock Incentive Plan		$ 288		288
Stock based compensation 2010 Stock Incentive Plan (in shares)		149,356
Stock based compensation 2012 Stock Incentive Plan		$ 155		155
Stock based compensation 2013 Stock Incentive Plan		235		235
Retirement of common stock		$ (31)		(31)
Retirement of common stock (in shares)		(6,533)
Net income (loss)			(2,095)	(2,095)
Balance at Mar. 31, 2017	$ 3,138	$ 245,463	$ (183,602)	$ 64,999
Balance (in shares) at Mar. 31, 2017	445,063	40,327,675